Balance Sheets (Parentheticals)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SFr / shares
Accounts payable, related party	$ 4,633,534		$ 2,373,276
Other accrued liabilities, related party	$ 1,652,270		$ 986,437
Common shares, par value | SFr / shares		SFr 0.02		SFr 0.02
Common shares, issued | shares	35,671,780		32,428,893
Common shares, outstanding | shares	35,671,780		32,428,893
Treasury shares, par value | SFr / shares		SFr 0.02		SFr 0.02
Treasury shares, shares issued | shares	3,242,887		0
Treasury shares, shares outstanding | shares	3,242,887		0
Related Party
Accounts payable, related party	$ 265,864		$ 53,365
Related party short-term loan	1,633,746		0
Other accrued liabilities, related party	$ 0		$ 4,107